NYSE

16004831

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

001-37922

October 17, 2016

CERTNYS

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the American depositary shares, each representing one Class A ordinary share of ZTO Express (Cayman) Inc., and Class A ordinary shares, par value US$0.0001 per share of ZTO Express (Cayman) Inc. (application for the Class A ordinary shares is made for listing, not for trading, but only in connection with the registration of the American depositary shares) pursuant to the requirements of the Securities and Exchange Commission), under the Exchange Act of 1934.

Sincerely,

Silvio Conte